Employee Benefit Plan (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Employee Benefit Plans [Line Items]
Contributions relating to the 401(k) Plan	$ 80	$ 50	$ 60